COMMITMENTS AND CONTINGENCIES (Additional Information) (Details)	12 Months Ended
	Dec. 31, 2022 NZD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Litigation Settlement, Expense	$ 900,000
Contingencies, provision	$ 900,000	$ 0	$ 0